Financial obligations (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial obligations [Line Items]
Disclosure Of Detailed Information About Financial Obligation Explanatory [Text Block]
(a)	This caption is made up as follow:

	As of	As of
	December 31,	December 31,
	2021	2020
	US$(000)	US$(000)
Compañía de Minas Buenaventura S.A.A.
Bonds -
Senior Notes at 5.50% due 2026 (b)	550,000	—
Debt issuance costs	(9,983)	—
	540,017	—
Financial obligations (c) -
BBVA Banco Continental	61,667	61,667
Banco de Crédito del Perú	66,667	66,667
CorpBanca New York Branch	61,666	61,666
Banco Internacional del Perú	30,000	30,000
ICBC Perú Bank	40,000	40,000
Banco de Sabadell, Miami Branch	15,000	15,000
	275,000	275,000
Debt issuance costs	6,284	(2,715)
	281,284	272,285
Sociedad Minera El Brocal S.A.A. (d)
Banco de Crédito del Perú – Financial obligation	118,722	140,309
Debt issuance costs	(611)	(600)
	118,111	139,709
Empresa de Generación Huanza S.A. (e)
Banco de Crédito del Perú – Finance lease	113,096	113,096
Debt issuance costs	(312)	(1,276)
	112,784	111,820
Lease liabilities (h)	5,779	7,839
Total financial obligations	1,057,975	531,653

Classification by maturity:
Current portion	179,417	25,086
Non-current portion	878,558	506,567
Total financial obligations	1,057,975	531,653

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
(f)	The long-term portion of the financial obligations held by the Group matures as follows:

	2021	2020
	US$(000)	US$(000)

Between 1 and 2 years (Year 2023)	108,606	176,665
Between 2 and 5 years (Years 2024 to 2026)	774,153	327,036
More than 5 years (Years 2027 hereinafter)	—	6,071
	882,759	509,772
Debt issuance costs	(4,201)	(3,205)

	878,558	506,567

Disclosure of reconciliation of liabilities arising from financing activities [text block]
(g)	Below is presented the movement of the debt excluding interest:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Beginning balance	531,653	571,688	587,062
Bonds -
Additions	550,000	—	—
Debt issuance costs	(10,700)	—	—
Amortization of debt issuance costs in results note 29(a)	717	—	—

Financial obligations
Additions	—	—	161,894
Payments	(21,585)	(38,994)	(186,152)
Effect of amortized cost, note 29(a)	8,837	(361)	—
Amortization of debt issuance costs in results, note 29(a)	885	976	2,109
Increase (reduction) of debt restructuring costs	225	(1,992)	(728)

Lease obligations -
Additions	2,972	5,213	19,885
Accretion expense for leases related to rights in use, note 29(a)	176	180	293
Payments	(5,205)	(4,080)	(7,596)
Disposals	—	(977)	(5,079)
Final balance	1,057,975	531,653	571,688

Schedule of lease liabilities

	2021	2020
	US$(000)	US$(000)

Buildings (i)	2,532	3,971
Transportation units (j)	2,386	3,186
Machinery and equipment	861	682

	5,779	7,839
Classification by maturity:
Current portion	4,098	3,609
Non-current portion	1,681	4,230
	5,779	7,839

Schedule of Future minimum rentals payable

	2021	2020
	US$(000)	US$(000)

Within one year	1,470	1,470
After one year but not more than five years	757	2,227
	2,227	3,697

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]

The following tables show the expected aging of maturity of the Company’s obligations, excluding taxes, accruals and benefits to employees, as of December 31, 2021 and 2020:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2021
Trade accounts payable	—	234,640	277	638	—	235,555
Accounts payable - related parties	—	3,426	—	—	—	3,426
Senior unsecured credit facility	—	—	324,695	—	—	324,695
Lease liabilities	—	1,257	6,360	41,085	21,418	70,120
Other accounts payable	—	66,818	6,417	—	—	73,235

Total	—	306,141	337,749	41,723	21,418	707,031
As of December 31, 2020
Trade accounts payable	—	192,484	2,998	—	—	195,482
Accounts payable - related parties	—	3,446	—	—	—	3,446
Senior unsecured credit facility	—	—	—	523,451	—	523,451
Lease liabilities	—	1,551	8,672	37,299	31,695	79,217
Other accounts payable	—	63,515	75,093	285,392	—	424,000

Total	—	260,996	86,763	846,142	31,695	1,225,596